Fair value measurements - Impact of changes in its own creditworthiness on certain financial liabilities (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Fair Value Disclosures [Abstract]
Changes recognized as a credit (debit) to other comprehensive income	¥ 60	¥ (88)
Credit (debit) amounts reclassified to earnings	1	(10)
Cumulative credit (debit) balance recognized in accumulated other comprehensive income	¥ 49	¥ (11)